Leases (Details) - Schedule of Carrying Amounts of Rights of Use Assets Recognized - CAD ($)		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Carrying Amounts of Rights of Use Assets Recognized [Line Items]
Balance at beginning		$ 5,892,374	$ 3,937,107	$ 4,459,741
Additions			2,686,444	6,951
Depreciation	[1]	(943,941)	(731,177)	(529,585)
Balance at ending		3,180,318	5,892,374	3,937,107
Lease modification		(958,296)
Reassessment of the right-of-use assets		(888,426)
Lease liabilities [member]
Schedule of Carrying Amounts of Rights of Use Assets Recognized [Line Items]
Lease modification		(879,689)
Office Premises [Member]
Schedule of Carrying Amounts of Rights of Use Assets Recognized [Line Items]
Balance at beginning		5,881,811	3,919,282	4,434,654
Additions			2,686,444	6,951
Depreciation	[1]	(938,071)	(723,915)	(522,323)
Balance at ending		3,175,625	5,881,811	3,919,282
Reassessment of the right-of-use assets		(888,426)
Office Premises [Member] | Lease liabilities [member]
Schedule of Carrying Amounts of Rights of Use Assets Recognized [Line Items]
Lease modification		(879,689)
Office equipment [member]
Schedule of Carrying Amounts of Rights of Use Assets Recognized [Line Items]
Balance at beginning		10,563	17,825	25,087
Additions
Depreciation	[1]	(5,870)	(7,262)	(7,262)
Balance at ending		4,693	$ 10,563	$ 17,825
Reassessment of the right-of-use assets

[1]	Depreciation of $362,005 ($120,236 in 2022 and $136,000 in 2021) related to right-of-use assets is capitalized in development costs as they are used in development projects that are eligible for capitalization.